Performance Management - Goehring & Rozencwajg Resources Fund	Sep. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and performance tables below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based market index for the same periods. A fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.gr-funds.com or by calling 1-844-464-6467.

Performance Past Does Not Indicate Future [Text]	A fund’s past performance is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance tables below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based market index for the same periods.
Bar Chart [Heading]	Calendar Year Return - Institutional Class as of December 31, 2024(1)
Bar Chart Closing [Text Block]

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 39.23% (quarter ended March 31, 2020) and the lowest total return for a quarter was -46.92% (quarter ended December 31, 2019).

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.gr-funds.com
Performance Availability Phone [Text]	1-844-464-6467
Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	22.67%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	39.23%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(46.92%)
Lowest Quarterly Return, Date	Dec. 31, 2019